UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09375 and 811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 06/30/2010

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2010 (Unaudited)	BlackRock Global Financial Services Fund, Inc. (Percentages shown are based on Net Assets)

Mutual Fund	Value

Global Financial Services Portfolio of Global Financial Services Master LLC	$72,890,399

Total Investments (Cost - $76,179,471) – 100.1%	72,890,399
Liabilities in Excess of Other Assets – (0.1)%	(84,406)

Net Assets – 100.0%	$72,805,993

BlackRock Global Financial Services Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Global Financial Services Portfolio (the “Portfolio”) of Global Financial Services Master LLC, which has the same investment objective and strategies as the Fund. As of June 30, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $72,890,399 and 100%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master LLC.

	•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	JUNE 30, 2010	1

Schedule of Investments June 30, 2010 (Unaudited)	Global Financial Services Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 6.0%
Australia & New Zealand Banking Group Ltd.	48,900	$878,313
Commonwealth Bank of Australia Ltd.	31,400	1,269,425
National Australia Bank Ltd.	41,000	792,705
QBE Insurance Group Ltd.	21,900	332,312
Westpac Banking Corp.	63,000	1,110,469

		4,383,224

Canada — 7.8%
The Bank of Nova Scotia	55,600	2,561,815
ING Canada, Inc.	9,100	383,815
Royal Bank of Canada	35,800	1,705,002
The Toronto-Dominion Bank	16,000	1,036,757

		5,687,389

China — 1.9%
Industrial and Commercial Bank of China Ltd.	1,943,500	1,412,643

Egypt — 1.0%
Commercial International Bank	63,450	739,496

France — 4.5%
AXA SA	96,250	1,470,424
BNP Paribas SA	14,300	769,353
Unibail - Rodamco	6,400	1,043,088

		3,282,865

Germany — 4.3%
Allianz AG, Registered Shares	12,800	1,266,862
Deutsche Euroshop AG	16,883	458,948
Muenchener Rueckversicherungs AG, Registered Shares	11,000	1,381,194

		3,107,004

Indonesia — 1.8%
Bank Rakyat Indonesia Tbk PT	1,294,100	1,313,846

Italy — 2.7%
Assicurazioni Generali SpA	34,100	594,612
Banco Popolare SpA	96,400	528,512
Intesa Sanpaolo SpA	145,400	382,940
Unicredit SpA	214,100	473,598

		1,979,662

Japan — 5.3%
Mitsubishi Estate Co., Ltd.	77,350	1,076,841
Mitsubishi UFJ Financial Group, Inc.	207,500	942,197
Mitsui Sumitomo Insurance Group Holdings, Inc.	10,000	214,033
Nomura Holdings, Inc.	108,100	590,603
Sumitomo Mitsui Financial Group, Inc.	23,400	662,275
Tokio Marine Holdings, Inc.	13,400	352,284

		3,838,233

Common Stocks	Shares	Value

Norway — 3.6%
DnB NOR ASA	274,966	$2,644,679

Singapore — 2.4%
United Overseas Bank Ltd.	115,800	1,610,995
Wing Tai Holdings Ltd.	123,000	137,563

		1,748,558

Switzerland — 4.5%
Credit Suisse Group AG	25,800	970,009
Swiss Reinsurance Co., Registered Shares	11,400	468,406
UBS AG	69,200	916,749
Zurich Financial Services AG	4,300	947,778

		3,302,942

Thailand — 2.4%
Kasikornbank Pcl	351,400	1,021,661
Siam Commercial Bank Pcl	288,400	723,448

		1,745,109

United Kingdom — 11.3%
Amlin Plc	123,900	713,100
Barclays Plc	209,300	835,421
HSBC Holdings Plc	348,074	3,179,897
Land Securities Group Plc	69,500	575,165
Lloyds TSB Group Plc (a)	887,078	700,318
Royal & Sun Alliance Insurance Group	687,200	1,219,094
Standard Chartered Plc	39,794	969,000

		8,191,995

United States — 38.9%
ACE Ltd.	10,800	555,984
Affiliated Managers Group, Inc. (a)	15,100	917,627
Aflac, Inc.	17,100	729,657
American Express Co.	22,000	873,400
Arch Capital Group Ltd. (a)	6,800	506,600
Bank of America Corp.	181,068	2,601,947
Berkshire Hathaway, Inc. (a)	5,100	406,419
Citigroup, Inc. (a)	527,300	1,982,648
Cullen/Frost Bankers, Inc.	11,800	606,520
Fidelity National Title Group, Inc., Class A	23,600	306,564
Franklin Resources, Inc.	8,300	715,377
The Goldman Sachs Group, Inc.	4,300	564,461
Hartford Financial Services Group, Inc.	30,900	683,817
JPMorgan Chase & Co.	78,775	2,883,953
Lincoln National Corp.	15,800	383,782
The Macerich Co.	11,671	435,562
Morgan Stanley	28,000	649,880
PartnerRe Ltd.	11,900	834,666
Prudential Financial, Inc.	9,724	521,790
Public Storage	11,500	1,010,965
Simon Property Group, Inc.	22,666	1,830,279
State Street Corp.	16,700	564,794

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
USD	US Dollar

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	JUNE 30, 2010	1

Schedule of Investments (continued)	Global Financial Services Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
T. Rowe Price Group, Inc.	11,400	$506,046
U.S. Bancorp	73,500	1,642,725
Visa, Inc., Class A	26,200	1,853,650
Wells Fargo & Co.	131,500	3,366,400
XL Capital Ltd., Class A	24,900	398,649

		28,334,162

Total Common Stocks – 98.4%		71,711,807

Warrants (b)

Bank of America Corp. (Expires 1/16/19)	71,571	547,518

Total Warrants – 0.7%		547,518

Total Long-Term Investments (Cost – $75,524,308) – 99.1%		72,259,325

Short-Term Securities

Money Market Fund – 0.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (c)(d)	418,180	418,180

		Par (000)

Time Deposits – 0.0%
Brown Brothers Harriman & Co., 3.36%, 7/01/2010	AUD	—	(e)	53
Brown Brothers Harriman & Co., 0.11%, 7/01/2010	CAD	3		2,529
Brown Brothers Harriman & Co., 0.01%, 7/01/2010	JPY	1,639		18,524
Brown Brothers Harriman & Co., 0.85%, 7/01/2010	NOK	—	(e)	4

Total Time Deposits – 0.0%				21,110

Total Short-Term Securities (Cost – $439,290) – 0.6%				439,290

Value

Total Investments
(Cost – $75,963,598*) – 99.7%	$72,698,615
Other Assets Less Liabilities – 0.3%	191,784

Net Assets – 100.0%	$72,890,399

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$80,144,555

Gross unrealized appreciation	$3,250,280
Gross unrealized depreciation	(10,696,220)

Net unrealized depreciation	$(7,445,940)

(a)	Non-income producing security.

(b)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2009	Net Activity	Shares/ Beneficial Interest Held at June 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,546,316	(1,128,136)	418,180	$792
BlackRock Liquidity Series, LLC Money Market Series	2,130,000	(2,130,000)	—	$755

(d)	Represents the current yield as of report date.

(e)	Amount is less than $1,000.

2	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	JUNE 30, 2010

Schedule of Investments (continued)	Global Financial Services Portfolio

Foreign currency exchange contracts as of June 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	18,490	JPY	1,639,125	Brown Brothers Harriman & Co.	7/02/2010	$(49)
USD	2,548	CAD	2,688	Brown Brothers Harriman & Co.	7/06/2010	23

Total						$(26)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Portfolio’s investments:

BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	JUNE 30, 2010	3

Schedule of Investments (concluded)	Global Financial Services Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	—	$4,383,224	—	$4,383,224
Canada	$5,687,389	—	—	5,687,389
Egypt	—	739,496	—	739,496
France	—	3,282,865	—	3,282,865
Germany	458,948	2,648,056	—	3,107,004
Hong Kong	—	1,412,643	—	1,412,643
Indonesia	—	1,313,846	—	1,313,846
Italy	—	1,979,662	—	1,979,662
Japan	—	3,838,233	—	3,838,233
Norway	—	2,644,679	—	2,644,679
Singapore	—	1,748,558	—	1,748,558
Switzerland	—	3,302,942	—	3,302,942
Thailand	—	1,745,109	—	1,745,109
United Kingdom	—	8,191,995	—	8,191,995
United States	28,334,162	—	—	28,334,162
Warrants	547,518	—	—	547,518
Short-Term Securities:
Money Market Fund	418,180	—	—	418,180
Time Deposits	—	21,110	—	21,110

Total	$35,446,197	$37,252,418	—	$72,698,615

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$23	—	$23
Liabilities:	—	(49)	—	(49)

Total	—	$(26)	—	$(26)

[1]	Derivative financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

4	BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.	JUNE 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: August 25, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: August 25, 2010